Submission	Sep. 11, 2025
Submission [Line Items]
Central Index Key	0001803491
Registrant Name	HAMILTON LANE PRIVATE ASSETS FUND
Form Type	SC TO
Submission Type	SC TO-I/A
Fee Exhibit Type	EX-FILING FEES